Per Share Data	12 Months Ended
Mar. 31, 2014
Per Share Data

28. Per Share Data

Reconciliation of the differences between basic and diluted earnings per share (EPS) in fiscal 2012, 2013 and 2014 is as follows:

In fiscal 2012, the diluted EPS calculation excludes stock options for 9,820 thousand shares, as they were antidilutive. In fiscal 2013, the diluted EPS calculation excludes stock options for 9,010 thousand shares, as they were antidilutive. In fiscal 2014, the diluted EPS calculation excludes stock options for 6,815 thousand shares, as they were antidilutive.

	Millions of yen
	2012	2013	2014
Income attributable to ORIX Corporation shareholders from continuing operations	¥79,810	¥112,144	¥179,499
Effect of dilutive securities
Expense related to convertible bond	2,364	1,329	265

Income from continuing operations for diluted EPS computation	¥82,174	¥113,473	¥179,764

	Thousands of shares
	2012	2013	2014
Weighted-average shares	1,075,095	1,087,883	1,268,081
Effect of dilutive securities
Conversion of convertible bond	244,104	206,635	40,057
Exercise of stock options	1,228	1,546	2,117

Weighted-average shares for diluted EPS computation	1,320,427	1,296,064	1,310,255

	Yen
	2012	2013	2014
Earnings per share for income attributable to ORIX Corporation shareholders from continuing operations:
Basic	¥74.24	¥103.09	¥141.55
Diluted	62.23	87.55	137.20

On April 1, 2013, the Company implemented a 10-for-1 stock split of common stock held by shareholders registered on the Company’s register of shareholders as of March 31, 2013. The number of shares and per share data have been adjusted retrospectively to reflect the stock split for fiscal 2012 and 2013 presented.